Investments	12 Months Ended
Dec. 31, 2015
Investments [Abstract]
Investments in Debt and Equity Instruments, Cash and Cash Equivalents, Unrealized and Realized Gains (Losses) [Text Block]
Note 3 – Investments

The following table summarizes the Company’s cash, cash equivalents, and investments as of December 31, 2015 and 2014

	As of December 31, 2015
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost Basis	Gains	Losses	Fair Value
	(in thousands)
Cash and cash equivalents	$4,156	$–	$–	$4,156
Marketable securities	19,059	–	(214)	18,845
Total cash, cash equivalents and investments	$23,215	$-	$(214)	$23,001

	As of December 31, 2014
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands)
Cash and cash equivalents	$23,736	$–	$–	$23,736
Short-term deposit	6,000	–	–	6,000
Marketable securities	2,246	7	(3)	2,250
Total cash, cash equivalents and investments	$31,982	$7	$(3)	$31,986